Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2019
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

8   Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Salaries, welfare and outsourcing fee payable	117,186	94,939
Accrued advertising and other expenses	55,524	37,614
Accrued professional service fees	11,316	9,847
Security deposits from agents	972	3,546
Advance from agents	2,000	3,366
Accrued rental and property management fees	795	802
Accrued staff reimbursements	10,756	13,315
Others	2,691	3,526
Total	201,240	166,955